                               INVESTMENT ADVISER
                             Pacific Century Trust
                                 a division of
                                 Bank of Hawaii
                 Financial Plaza of the Pacific * P.O. Box 3170
                             Honolulu, Hawaii 96802

                                 ADMINISTRATOR
                         Aquila Management Corporation
           380 Madison Avenue, Suite 2300 * New York, New York 10017

                               BOARD OF TRUSTEES
                           Lacy B. Herrmann, Chairman
                                Vernon R. Alden
                               Arthur K. Carlson
                                William M. Cole
                               Thomas W. Courtney
                             Richard W. Gushman, II
                                Stanley W. Hong
                               Theodore T. Mason
                                Russell K. Okata
                               Douglas Philpotts
                               Oswald K. Stender

                                    OFFICERS
                          Diana P. Herrmann, President
                 Charles E. Childs, III, Senior Vice President
                         Sherri Foster, Vice President
                    Rose F. Marotta, Chief Financial Officer
                           Richard F. West, Treasurer
                          Edward M.W. Hines, Secretary

                                  DISTRIBUTOR
                           Aquila Distributors, Inc.
           380 Madison Avenue, Suite 2300 * New York, New York 10017

                    TRANSFER AND SHAREHOLDER SERVICING AGENT
                                   PFPC Inc.
               400 Bellevue Parkway * Wilmington, Delaware 19809

                                   CUSTODIAN
                          Bank One Trust Company, N.A.
                  100 East Broad Street * Columbus, Ohio 43271

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                  757 Third Avenue * New York, New York 10017

Further information is contained in the Prospectus which must precede or accompany this report.


                                     ANNUAL
                                     REPORT

                                 MARCH 31, 2000

                           THE PACIFIC CAPITAL FUNDS
                                       OF
                               CASH ASSETS TRUST

                       PACIFIC CAPITAL CASH ASSETS TRUST

                            PACIFIC CAPITAL TAX-FREE
                               CASH ASSETS TRUST

                        PACIFIC CAPITAL U.S. GOVERNMENT
                          SECURITIES CASH ASSETS TRUST

[Logo of The Pacific Capital Funds of Cash Assets Trust: side view of a standing lion above a twisted rope]

                               A CASH MANAGEMENT
                                   INVESTMENT

[Logo of The Pacific Capital Funds of Cash Assets Trust: side view of a standing lion above a twisted rope]

                           THE PACIFIC CAPITAL FUNDS
                                       OF
                               CASH ASSETS TRUST

                                 ANNUAL REPORT

                                                                     May 8, 2000

Dear Investor:

     We are pleased to provide you with the Annual Report for The Pacific Capital Funds of Cash Assets Trust for the fiscal year ended March 31, 2000.

     The enclosed Annual Report includes the three series of Cash Assets Trust (the "Trust"): Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust and its two classes of shares: Original Shares and Service Shares.

     Since our last report letter to shareholders in the fall of 1999, the Federal Reserve voted to raise short-term interest rates from 5.25% to 6.00%. The Fed's action resulted from strong global and domestic economic conditions and the implied threat of a rising level of inflation. The Fed is concerned that with a strong economy and low unemployment, inflation would worsen as the increased stress on labor markets would potentially put additional upward pressure on wages and ultimately prices.

     The Fed is determined to keep inflation under control and higher interest rates should eventually slow economic growth.

     Led by a surge in consumer spending that was fueled by high employment and rising incomes, the U.S. economy grew 4.2% during 1999. Notwithstanding the economy's torrid growth and the impressive employment outlook, the low level of inflation during 1999 advanced at a rate slightly higher than the previous two years, but less than the average inflation rate for the 1990s. So far this year, the economy also remains exceptionally strong (now in the ninth year of record uninterrupted expansion) while inflation, although higher, remains under control.

     With the possibility of further interest rate increases in the offing, each of the Trust's investment portfolios is well positioned to continually attract higher and competitive rates of return. Looking forward, we are optimistic that The Pacific Capital Funds of Cash Assets Trust will continue to provide investors attractive yields compared to alternative money market investments. Through alertness to market opportunities, the Trust can produce a highly competitive return for its investors without compromising safety.

     We wish to thank you for the continued support and confidence you have placed in The Pacific Capital Funds of Cash Assets Trust. You can be assured that all those associated with the management of the Trust will consistently work in the interest of your investment.

Sincerely,

/s/  Diana P. Herrmann
----------------------

Diana P. Herrmann
President

/s/  Lacy B. Herrmann
---------------------

Lacy B. Herrmann
Chairman,
Board of Trustees

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in white in front of them]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Cash Assets Trust:

     We have audited the accompanying statements of assets and liabilities of The Pacific Capital Funds of Cash Assets Trust (the "Trust") (comprised of Cash Fund, Tax-Free Fund and Government Fund), including the statements of investments, as of March 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financia l statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used, and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of March 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                                   KPMG LLP

New York, New York
May 2, 2000

                                PACIFIC CAPITAL
                               CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2000

      FACE
     AMOUNT         U.S. GOVERNMENT AGENCY DISCOUNT NOTES (11.4%)                                VALUE
$   3,927,000       Federal Home Loan Bank, 5.75%, 4/03/00                                   $   3,925,746
   30,000,000       Federal Home Loan Bank, 5.50%, 4/06/00                                      29,977,083
   45,000,000       Federal National Mortgage Assoc., 5.80%, 7/13/00                            44,253,250
                         Total U.S. Government Agency Discount Notes                            78,156,079

                    CERTIFICATE OF DEPOSIT (2.2%)
   15,000,000       Deutsche Bank, Floating Rate Note, 6.31%, 4/1/00                            14,996,449

                    COMMERCIAL PAPER (62.8%)
                    AUTOMOTIVE (4.3%)
   30,000,000       Ford Motor Credit Co., 5.80%, 5/25/00                                       29,739,000

                    BANKING/CREDIT UNION (3.5%)
    5,000,000       Banca Serfin, 6.00%, 6/09/00,                                                4,942,500
                      LOC - Barclays Bank PLC
   19,350,000       Banca Serfin, 6.00%, 6/12/00,                                               19,117,800
                      LOC - Barclays Bank PLC
                         Total Banking/Credit Union                                             24,060,300

                    BROKERAGE (19.4%)
   20,000,000       Bear Stearns & Co., 5.99%, 8/08/00                                          19,570,717
   30,000,000       Goldman Sachs, 6.04%, 7/26/00                                               29,416,133
   25,000,000       Merrill Lynch & Co., Inc., 5.90%, 5/30/00                                   24,758,264
   30,000,000       Morgan Stanley Dean Witter, 6.05%, 5/03/00                                  29,838,667
   30,000,000       Salomon Smith Barney, 5.87%, 4/28/00                                        29,867,925
                         Total Brokerage                                                       133,451,706

                    CHEMICALS (3.5%)
   25,000,000       Dupont (E.I.) de Nemours & Co., 6.04%, 10/16/00                             24,169,500

                    EDUCATION (10.4%)
   30,000,000       Harvard University, 5.74%, 4/18/00                                          29,918,683
   12,000,000       Stanford University, 5.75%, 4/12/00                                         11,978,917
   30,000,000       Yale University, 5.85%, 5/01/00                                             29,853,708
                         Total Education                                                        71,751,308




                    ELECTRIC UTILITY (4.4%)
   30,000,000       National Rural Utilities, 5.83%, 4/13/00                                    29,941,700

                    FINANCE (13.0%)
   30,000,000       American Express Credit Corp., 5.87%, 4/10/00                               29,955,975
   30,000,000       Associates First Capital, 5.93%, 5/31/00                                    29,703,500
   30,000,000       General Electric Capital Corp., 5.87%, 4/26/00                              29,877,708
                         Total Finance                                                          89,537,183

                    INSURANCE (4.3%)
   30,000,000       Prudential, 5.91%, 8/10/00                                                  29,354,825

                         Total Commercial Paper                                                432,005,522

                    CORPORATE NOTES (2.2%)
   15,000,000       Peoples Benefit Life, Variable Rate Note, 6.05%, 7/01/00 (1)                15,000,000

                    REPURCHASE AGREEMENTS (21.8%)
  150,000,000       SG Cowen, 6.15%, due 4/03/00                                               150,000,000
                    (Proceeds of $150,076,875 to be received at maturity)
                      Collateral:$153,520,000 U.S. Treasury Bill due 4/20/00
                      Collateral Market Value $153,000,000
                         Total Investments (cost $690,158,050*)                      100.4%    690,158,050
                         Liabilities in excess of other assets                        (0.4)     (2,826,410)
                         Net Assets                                                  100.0%  $ 687,331,640

                    (*) Cost for Federal tax purposes is identical.
                    (1) Illiquid security. The security is considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer.


See accompanying notes to financial statements.

                                PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2000

                                                                                RATING
   FACE                                                                        MOODY'S/
  AMOUNT       BONDS AND NOTES (96.81%)                                          S&P                VALUE
               FLORIDA (1.36%)
               Jacksonville, Electric Authority Revenue Bonds,
                    Series 4-1-A
$ 2,000,000    6.75%, 10/01/00                                                  Aa+/AA          $   2,058,317

               GEORGIA (0.66%)
               Columbus, Georgia Water and Sewer Service
  1,000,000    5.75%, 5/01/00                                                   Aaa/AAA             1,001,796

               HAWAII (44.93%)
               Hawaii County
    500,000    7.00%, 6/01/00                                                   Aaa/AAA               502,882
               Hawaii County
  2,270,000    4.25%, 5/15/00                                                   Aaa/AAA             2,270,794
               Hawaii State, Airport Revenue Bonds
  2,000,000    6.20%, 7/01/00                                                   Aaa/AAA             2,010,433
                    Insurance: Municipal Bond Insurance Assoc.
               Hawaii State, General Obligation Bonds
  1,005,000    4.50%, 9/01/00                                                   Aaa/AAA             1,008,455
               Hawaii State, General Obligation Bonds, Series BR
  2,000,000    7.00%, 6/01/09                                                   AAA/A+              2,011,559
               Hawaii State, General Obligation Bonds, Series BR
  1,000,000    6.90%, 6/01/02                                                   AAA/A+              1,005,917
               Hawaii State, General Obligation Bonds, Series BR
    620,000    5.35%, 6/01/00                                                   AAA/A+                621,814
               Hawaii State, General Obligation Bonds, Series BT
  1,000,000    6.125%, 2/01/08                                                  AAA/A+              1,023,983
               Hawaii State, General Obligation Bonds, Series BT
  1,300,000    6.00%, 2/01/03                                                   AAA/A+              1,332,379
               Hawaii State, General Obligation Bonds, Series BT
    100,000    6.00%, 2/01/02                                                   AAA/A+                102,286
               Hawaii State, General Obligation Bonds, Series BU
  1,750,000    7.25%, 11/01/00                                                  A1/A+               1,779,675
               Hawaii State, General Obligation Bonds, Series BU
  1,000,000    7.25%, 11/01/00                                                  Aaa/AAA             1,018,404


               Hawaii State, General Obligation Bonds, Series CA
  2,500,000    5.125%, 1/01/01                                                  A1/A+               2,516,796
               Hawaii State, General Obligation Bonds, Series CD
  2,000,000    4.70%, 2/01/01                                                   A1/A+               2,005,756
               Hawaii State, General Obligation Bonds, Series CL
  2,000,000    4.50%, 3/01/01                                                   Aaa/AAA             2,003,478
               Hawaii State, Harbor Revenue Bonds, Series A
  2,000,000    4.50%, 7/01/00                                                   A1/A+               1,999,960
               Hawaii State, Department of Budget & Finance
                    ADJ-Queens Health System - Series A 1998
                    Revenue Bonds
 18,860,000    3.95%, 7/01/26, Weekly Reset*                                    VMIG1/A-1+         18,860,000
                    Stand-by Purchase Agreement: Morgan
                    Guaranty Trust
               Hawaii State Highway Revenue Bonds
    400,000    4.00%, 7/01/00                                                   Aaa/AAA               399,891
               Hawaii State Housing Finance & Development Corp.
                    Revenue Bonds (Rental Housing System)
                    Series 89 A,
  1,800,000         3.85%, 7/01/24, Weekly Reset*                               VMIG1/NR            1,800,000
                    Letter of Credit: Banque Nationale de Paris
               Hawaii State Housing Finance & Development Corp.
                    Revenue Bonds (Affordable Rental Housing
                    Program) Series A,
  7,450,000         4.00%, 7/01/27, Weekly Reset*                               VMIG1/NR            7,450,000
                    Letter of Credit: Banque Nationale de Paris
               Honolulu City & County, General Obligation
                    Bonds, Series A,
  5,315,000         6.00%, 4/01/00                                              Aaa/AA-             5,315,000
               Honolulu City & County, General Obligation Bonds,
                    Series B,
  1,350,000         4.70%, 10/01/00                                             Aa3/AA-             1,353,429
               Honolulu City & County, General Obligation Bonds,
                    Series C,
  1,000,000         6.80%, 6/01/09                                              Aaa/AA-             1,016,156


	         Honolulu City & County, General Obligation
                    Bonds, Series D,
  1,000,000         6.50%, 12/01/00                                             Aaa/AA-             1,014,001
               Honolulu City & County, General Obligation Bonds,
                    Series HI,
  2,400,000         6.90%, 12/01/08                                             Aaa/AA-             2,469,205
               Secondary Market Sevices Corporation Hawaii
                    Student Loan Revenue, Senior Series II,
  5,000,000         4.00%, 9/01/10, Weekly Reset*                               VMIG1/A-1+          5,000,000
                    Letter of Credit: National Westminster,
                    Guaranteed Student Loans
                         Total Hawaii                                                              67,892,253

               IDAHO (4.14%)
               Idaho Health Facilities Authority Revenue Bonds
                    (St. Lukes Regional Medical Center Project),
  6,260,000    4.00%, 05/01/22, Daily Reset*                                    VMIG1/NR            6,260,000
                    Letter of Credit: Bayerische Landesbank

               ILLINOIS (6.54%)
               Illinois Health Facilities Authority Revenue Bonds
                    (Central Dupage Health Corp. Project)
  7,130,000    4.05%, 11/01/20, Daily Reset*                                    VMIG1/NR            7,130,000
                    Letter of Credit: Rabobank Nederland
               Illinois State, General Obligation
  1,000,000    6.70%, 6/01/03                                                   Aa2/AAA             1,024,569
               Madison County, IL Revenue Bonds
    930,000    4.05%, 4/01/32, Daily Reset*                                     Aa1/AAA               930,000
               Southwestern, IL Development Authority Environmental
                    Improvement Revenue Bonds  (Shell Oil Co. Project)
    800,000    4.05%, 11/01/25, Daily Reset*                                    VMIG1/A-1+            800,000
                         Total Illinois                                                             9,884,569

               INDIANA (7.21%)
               Indianapolis, IN Economic Development Revenue
                    Bonds (Jewish Federation Campus),
  4,670,000    3.90%, 4/01/05, Weekly Reset*                                    Aa/AA               4,670,000


	         Purdue University, IN University Revenue Bonds
                    (Student Fee) Series K,
  1,115,000    3.80%, 7/01/20, Weekly Reset*                                    VMIG1/A-1+          1,115,000
               Purdue University, IN University Revenue Bonds
                    (Student Fee) Series L,
    700,000    3.80%, 7/01/20, Weekly Reset*                                    VMIG1/A-1+            700,000
               Purdue University, IN University Revenue Bonds
                    (Student Fee) Series O,
  1,625,000    3.80%, 7/01/19, Weekly Reset*                                    VMIG1/A-1+          1,625,000
               Purdue University, IN University Revenue Bonds
                    (Student Fee) Series H,
  1,785,000    3.80%, 7/01/17, Weekly Reset*                                    VMIG1/A-1+          1,785,000
               Purdue University, IN University Revenue Bonds
                    (Student Fee) Series E,
  1,005,000    3.80%, 7/01/11, Weekly Reset*                                    VMIG1/A-1+          1,005,000
                         Total Indiana                                                             10,900,000

               KENTUCKY (1.50%)
               Kentucky State, Turnpike Authority Revenue Bond
    500,000    7.25%, 5/15/10                                                   Aaa/AAA               509,491
               Warsaw, KY Industrial Building Revenue Bonds
                    (Operating Partnership)
  1,760,000    4.05%, 8/01/09, Weekly Reset*                                    NR/A-1+             1,760,000
                    Letter of Credit: Fifth Third Bank
                         Total Kentucky                                                             2,269,491

               LOUISIANA (2.05%)
               St. Charles Parish, LA Pollution Control Revenue
                    Bonds (Shell Oil CO-Norco Project),
  2,100,000    4.05%, 9/01/23, Daily Reset*                                     Aa2/AAA             2,100,000
               St. Charles Parish, LA Pollution Control Revenue
                    Bonds (Shell Oil CO-Norco Project),
  1,000,000    4.05%, 10/01/22, Daily Reset*                                    Aa2/AAA             1,000,000
                         Total Louisiana                                                            3,100,000



               MASSACHUSETTS (1.72%)
               Massachusetts State, General Obligation Bonds,
  2,600,000    3.80%, 9/01/16, Weekly Reset*                                    Aa3/AA-             2,600,000

               MINNESOTA (4.66%)
               Cohasset, MN Revenue Bonds, Series A (Minnesota
                    Power & Light Co. Project)
  3,600,000    4.00%, 6/01/20, Daily Reset                                      NR/AA+              3,600,000
                    Letter of Credit: ABN Amro Bank
               Cohasset, MN Revenue Bonds, Series B (Minnesota
                    Power & Light Co. Project)
  1,650,000    4.00%, 6/01/13, Daily Reset*                                     NR/AA+              1,650,000
                    Letter of Credit: ABN Amro Bank
               Cohasset, MN Revenue Bonds, Series A (Minnesota
                    Power & Light Co. Project)
    285,000    3.85%, 12/01/07, Weekly Reset*                                   NR/AA+                285,000
                    Letter of Credit: ABN Amro Bank
               Minneapolis, MN, General Obligation Bonds,
  1,505,000    3.75%, 12/01/04, Daily Reset*                                    Aaa/AAA             1,505,000
                         Total Minnesota                                                            7,040,000

               NEW MEXICO (0.79%)
               Albuquerque, NM Airport Revenue Bonds, Series A
  1,200,000    3.90%, 7/01/17, Weekly Reset*                                    VMIG1/A-1+          1,200,000
                    Letter of Credit: Bayerische Landesbank

               NEW YORK (1.74%)
               New York, NY Municipal Water Finance Authory
                    Water & Sewer System Revenue Bonds, Series A,
  1,500,000    3.90%, 6/15/25, Daily Reset*                                     VMIG1/A-1+          1,500,000
                    Letter of Credit: Financial Guaranty Insurance
                    Corporation
               New York, General Obligation, Series B
  1,125,000    3.35%, 10/01/21, Daily Reset*                                    VMIG1/A-1+          1,125,000
                         Total New York                                                             2,625,000




               NORTH CAROLINA (2.90%)
               Durham County, NC General Obligation Bonds,
                    (Public Improvement Project)
  2,975,000    3.85%, 2/01/11, Weekly Reset*                                    VMIG1/A-1+          2,975,000
                    Letter of Credit: Wachovia Bank
               Durham County, NC General Obligation Bonds,
                    (Public Improvement Project)
  1,400,000    3.85%, 2/01/09, Weekly Reset*                                    VMIG1/A-1+          1,400,000
                    Letter of Credit: Wachovia Bank
                         Total North Carolina                                                       4,375,000

               OHIO (0.68%)
               Franklin County, OH Revenue Bond
  1,000,000    7.50%, 5/15/10                                                   Aaa/AAA             1,024,108

               OREGON (0.66%)
               Oregon State, General Obligation
  1,000,000    3.45%, 6/29/00                                                   Aa2/MIG1            1,000,000

               PENNSYLVANIA (1.19%)
               Pennsylvania State Higher Education Assistance
                    Agency Student Loan Revenue Bonds, Series B
  1,800,000    3.95%, 7/01/18, Weekly Reset*                                    VMIG1/A-1+          1,800,000
                    Letter of Credit: Student Loan Marketing

               TENNESSEE (1.32%)
               Shelby County, Series A
  1,000,000    4.65%, 4/01/00                                                   Aa3/AA+             1,000,000
               Tennessee State, General Obligation
  1,000,000    4.00%, 5/01/00                                                   Aaa/AAA             1,000,696
                         Total Tennessee                                                            2,000,696

               TEXAS (8.35%)
               Gulf Coast Waste Disposal
  2,300,000    4.05%, 7/01/27, Daily Reset*                                     Aa1/AAA             2,300,000
               Gulf Coast Waste Disposal
  1,600,000    4.05%, 1/01/26, Daily Reset*                                     Aa1/AAA             1,600,000
               Texas State
  2,000,000    6.00%, 8/01/00                                                   Aaa/AAA             2,015,850




         Tyler Waterworks & Sewer Revenue
  1,000,000    4.25%, 9/01/00                                                   Aaa/AAA             1,001,805
               Lower Neches Valley Authority of Texas Revenue
                    Bonds (Chevron USA Income Project)
  1,500,000    3.95%, 2/15/17                                                   NR/A1+              1,500,000
               Texas State Tax Revenue
  2,000,000    4.50%, 8/31/00                                                   VMIG1/SP1+          2,006,421
               Westside Calhoun County, Sewer & Solid Waste
  2,200,000    4.05%, 4/01/31, Daily Reset*                                     Aa2/AA              2,200,000
                         Total Texas                                                               12,624,076

               UTAH (0.99%)
               University of Utah Revenue Bonds, (Auxiliary &
                    Campus Facilities - A),
  1,500,000    3.85%, 4/01/27, Weekly Reset*                                    VMIG1/A-1+          1,500,000
                    Letter of Credit: Bank of Nova Scotia

               WASHINGTON (1.39%)
               Seattle, WA Water System Revenue Bonds,
  1,000,000    3.85%, 9/01/25, Weekly Reset*                                    VMIG1/A-1+          1,000,000
                    Letter of Credit: Bayerische Landesbank
               Washington State Health Care Facility Authority
                    (Fred Hutchinson Cancer Research Center, Seattle)
                    Series 1991-A,
  1,100,000    4.10%, 1/01/29, Daily Reset*                                     VMIG1/NR            1,100,000
                         Total Washington                                                           2,100,000

               WEST VIRGINIA (0.67%)
               West Virginia School Building Revenue Bonds
  1,000,000    6.00%, 7/01/20                                                   Aaa/AAA             1,005,026

               WISCONSIN (1.36%)
               Milwaukee, General Obligation
  1,000,000    5.00%, 2/01/01                                                   Aa1/AA+             1,007,445
               Wisconsin Public Water Revenue Bonds
  1,000,000    7.40%, 7/01/20                                                   Aaa/AAA             1,028,032
                         Total Wisconsin                                                            2,035,477
                         Total Bonds and Notes                                                    146,295,809



               TAX-FREE COMMERCIAL PAPER (3.98%)

               HAWAII (3.98%)
               Hawaii Department of Budget and Finance
  2,810,000    3.90%, 4/03/00                                                   NR/A1+              2,810,000
               Hawaii Department of Budget and Finance
  3,200,000    3.85%, 4/03/00                                                   NR/A1+              3,200,000
                         Total Commercial Paper                                                     6,010,000

                         Total Investments (cost $152,305,809**)     100.79%                      152,305,809
                         Liabilities in excess of other assets        (0.79)                       (1,189,685)
                         Net Assets                                  100.00%                    $ 151,116,124


                    (*) Variable rate obligation payable at par on demand
                        at any time on no more than seven days notice.
                    (**) Cost for Federal tax purposes is identical.

  See accompanying notes to financial statements

                                PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2000

    FACE
   AMOUNT      U.S. GOVERNMENT AGENCIES (100.5%)                      VALUE

               FEDERAL HOME LOAN BANK OVERNIGHTS (39.3%)
$180,410,000   6.00%, due 4/03/00                                  $180,349,869

               FEDERAL HOME LOAN BANK (44.8%)
   5,000,000   4.77%, due 4/10/00                                     4,994,038
  20,000,000   5.87%, due 4/17/00                                    19,947,822
  10,000,000   5.73%, due 4/18/00                                     9,972,942
  30,000,000   5.91%, due 4/19/00                                    29,911,350
  35,000,000   5.93%, due 4/24/00                                    34,867,399
   7,000,000   5.71%, due 4/28/00                                     6,970,022
  15,000,000   5.79%, due 5/24/00                                    14,872,137
  15,000,000   5.95%, due 6/09/00                                    14,828,937
  20,000,000   5.94%, due 6/21/00                                    19,732,700
  15,000,000   5.87%, due 8/09/00                                    14,682,042
  15,000,000   5.97%, due 9/08/00                                    14,602,000
  15,000,000   6.10%, due 9/22/00                                    14,557,750
   6,000,000   5.99%, due 1/18/01                                     5,708,487
                 Total Federal Home Loan Bank                       205,647,626

               FARM CREDIT BUREAU (16.4%)
  25,000,000   5.68%, due 4/04/00                                    24,988,167
  22,600,000   5.75%, due 4/28/00                                    22,502,537
  13,221,000   4.98%, due 5/18/00                                    13,134,955
  10,000,000   6.14%, due 9/12/00                                     9,720,289
   5,000,000   6.01%, due 11/27/00                                    4,799,667
                 Total Farm Credit Bureau                            75,145,615

                 Total U.S. Government Agencies                     461,143,110

                 Total Investments (cost $461,143,110*)   100.5%    461,143,110
                 Liabilities in excess of other assets     (0.5)     (2,148,998)
                 Net Assets                               100.0%   $458,994,112

               (*) Cost for Federal tax purposes is identical.


See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2000

                                                                          CASH              TAX-FREE           GOVERNMENT
                                                                          FUND                FUND                FUND
ASSETS:
    Investments at value
        (cost $540,158,050, $152,305,809 and $461,143,110,
        respectively)                                                 $540,158,050        $152,305,809        $461,143,110
    Repurchase agreements (cost $150,000,000, $-0- and
        $-0-, respectively)                                            150,000,000             -                   -
    Cash                                                                       487               5,495                  84
    Interest receivable                                                    222,866           1,300,260             -
    Other assets                                                             6,576                 341                 221
        Total Assets                                                   690,387,979         153,611,905         461,143,415

LIABILITIES:
    Dividends payable                                                    2,735,387             401,365           1,917,934
    Payable for investment securities purchased                            -                 2,002,460             -
    Adviser and Administrator fees payable                                 253,622              49,937             147,501
    Distribution fees payable                                               36,929              10,330              53,696
    Accrued expenses                                                        30,401              31,689              30,172
        Total Liabilities                                                3,056,339           2,495,781           2,149,303

    NET ASSETS                                                        $687,331,640        $151,116,124        $458,994,112

NET ASSETS CONSIST OF:
    Capital Stock - Authorized an unlimited number of shares,
        par value $.01 per share                                      $  6,877,036        $  1,511,140        $  4,589,771
    Additional paid-in capital                                         680,826,318         149,605,025         454,387,459
    Accumulated net realized loss on investments                          (377,206)                (41)            (10,025)
    Undistributed net investment income                                      5,492             -                    26,907
                                                                      $687,331,640        $151,116,124        $458,994,112

SHARES OF BENEFICIAL INTEREST:
    Original Shares Class:
        Net Assets                                                    $512,956,739        $100,420,704        $165,688,234

        Shares outstanding                                             513,418,040         100,419,299         165,678,409

        Net asset value per share                                        $1.00               $1.00               $1.00

    Service Shares Class:

        Net Assets                                                    $174,374,901        $ 50,695,420        $293,305,878

        Shares outstanding                                             174,285,542          50,694,736         293,298,683

        Net asset value per share                                        $1.00               $1.00               $1.00


See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED MARCH 31, 2000

                                                                          CASH              TAX-FREE           GOVERNMENT

                                                                          FUND                FUND                FUND
INVESTMENT INCOME:

    Interest income                                                   $ 31,279,787        $  4,537,193        $ 19,436,070

EXPENSES:
    Investment Adviser fees (note 3)                                     2,185,236             378,127           1,190,224
    Administrator fees (note 3)                                            733,644             149,300             296,108
    Distribution fees (note 3)                                             447,845             113,617             594,837
    Trustees' fees and expenses                                            150,891              54,634             112,181
    Legal fees                                                              57,516              15,436              41,723
    Shareholders' reports                                                   34,582               5,775              21,407
    Fund accounting fees                                                    29,456              27,920              29,641
    Registration fees and dues                                              28,627               6,398              41,860
    Transfer and shareholder servicing agent fees                           26,021              23,811              29,233
    Insurance                                                               24,652               4,575              15,050
    Audit and accounting fees                                               15,250              13,150              14,050
    Custodian fees                                                           6,098               3,824               4,731
    Miscellaneous                                                            3,780               2,682              24,706
        Total expenses                                                   3,743,598             799,249           2,415,751

    Expenses paid indirectly (note 6)                                         (569)             (2,440)               (600)
        Net expenses                                                     3,743,029             796,809           2,415,151

Net investment income                                                   27,536,758           3,740,384          17,020,919
Net realized gain (loss) from securities transactions                       34,316             -                    (1,535)

Net increase in net assets resulting from operations                  $ 27,571,074        $  3,740,384        $ 17,019,384

See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                CASH FUND                     TAX-FREE FUND                 GOVERNMENT FUND
                                           YEAR ENDED MARCH 31,            YEAR ENDED MARCH 31,           YEAR ENDED MARCH 31,
                                          2000             1999             2000          1999            2000            1999
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income            $    27,536,758  $    26,323,450  $   3,740,384  $   3,665,409  $    17,020,919  $   14,942,868
   Net realized gain (loss)
    from securities transactions             34,316          219,878        -                  164           (1,535)         (8,032)
    Net increase in net assets
    resulting from operations            27,571,074       26,543,328      3,740,384      3,665,573       17,019,384      14,934,836

DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
   Original Shares                      (19,411,107)     (20,213,192)    (2,530,922)    (2,429,740)      (6,323,047)     (6,660,794)
   Service Shares                        (8,125,651)      (6,110,258)    (1,209,462)    (1,235,669)     (10,697,872)     (8,282,074)
    Total dividends to shareholders
    from net investment income          (27,536,758)     (26,323,450)    (3,740,384)    (3,665,409)     (17,020,919)    (14,942,868)

CAPITAL SHARE TRANSACTIONS
   (at $1.00 per share):
   Proceeds from shares sold:
    Original Shares                   1,186,795,291    1,391,409,673    168,207,597    179,018,803      427,019,622     507,780,125
    Service Shares                      377,884,308      393,617,033     65,317,175    115,791,206    1,062,992,710   1,014,867,768
                                      1,564,679,599    1,785,026,706    233,524,772    294,810,009    1,490,012,332   1,522,647,893

   Reinvested dividends and
   distributions:
    Original Shares                         222,982          124,236         98,624        105,339           48,859          59,163
    Service Shares                        7,899,056        6,031,200      1,169,590      1,211,951       10,263,790       8,074,146
                                          8,122,038        6,155,436      1,268,214      1,317,290       10,312,649       8,133,309

   Cost of shares redeemed:
    Original Shares                  (1,091,834,549)  (1,392,720,503)  (151,311,068)  (172,261,157)    (401,257,550)   (468,776,126)
    Service Shares                     (374,062,057)    (350,487,018)   (63,349,933)  (106,556,540)    (994,232,663)   (958,541,263)
                                     (1,465,896,606)  (1,743,207,521)  (214,661,001)  (278,817,697)  (1,395,490,213) (1,427,317,389)
    Change in net assets
    from capital share transactions     106,905,031       47,974,621     20,131,985     17,309,602      104,834,768     103,463,813
   Total increase in net assets         106,939,347       48,194,499     20,131,985     17,309,766      104,833,233     103,455,781

NET ASSETS:
   Beginning of period                  580,392,293      532,197,794    130,984,139    113,674,373      354,160,879     250,705,098
   End of period
    (including undistributed net
    investment income of $5,492,
    $5,492, $0, $0, $26,907 and
    $26, 907, respectively)         $   687,331,640  $   580,392,293  $ 151,116,124  $ 130,984,139  $   458,994,112  $  354,160,879

See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

     Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

     The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.


d) FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
     Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and l iabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

     Pacific Century Trust (the "Adviser"), a division of Bank of Hawaii, serves as Investment Adviser to the Trust. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. The Funds also have Administration Agreements with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Funds other than those relating to the investment portfolio and the maintenance of the accounting books and records. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Funds. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

     Pacific Capital Cash Assets Trust - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively. For the year ended March 31, 2000, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $2,185,236 and $733,644 respectively.


     Pacific Capital Tax-Free Cash Assets Trust - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively. For the year ended March 31, 2000, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $378,127 and $149,300, respectively.

     Pacific Capital U.S. Government Securities Cash Assets Trust - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively. For the year ended March 31, 2000, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $1,190,224 and $296,108 respectively.

     The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the year ended March 31, 2000.

b)  DISTRIBUTION AND SERVICE FEES:

     Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees"- broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

     Under  a   Distribution   Agreement,   Aquila   Distributors,   Inc.   (the
"Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.


4.  DISTRIBUTIONS

     The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.

     At March 31, 2000, the Cash Fund had a capital loss carryover of approximately $377,200 which expires on March 31, 2003, and the Government Fund had a capital loss carryover of approximately $9,700 which expires on March 31, 2008. These amounts are available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code and it is probable the gains so offset will not be distributed.

5.  GUARANTEES OF CERTAIN COMMERCIAL PAPER

     Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

6.  EXPENSES

     The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7.  PORTFOLIO ORIENTATION

     Since the Pacific Capital Tax-Free Cash Assets Trust has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers ability to meet their obligations.

                                PACIFIC CAPITAL
                               CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           ORIGINAL SHARES                               SERVICE SHARES

                                                        YEAR ENDED MARCH 31,                          YEAR ENDED MARCH 31,
                                              2000     1999     1998     1997     1996      2000     1999     1998     1997    1996
Net Asset Value, Beginning of Period         $1.00    $1.00    $1.00    $1.00    $1.00     $1.00    $1.00    $1.00    $1.00   $1.00

Income from Investment Operations:
    Net investment income                     0.05     0.05     0.05     0.05     0.05      0.05     0.05     0.05     0.05    0.05

Less Distributions:
    Dividends from net investment
      income                                 (0.05)   (0.05)   (0.05)   (0.05)   (0.05)    (0.05)   (0.05)   (0.05)   (0.05)  (0.05)

Net Asset Value, End of Period               $1.00    $1.00    $1.00    $1.00    $1.00     $1.00    $1.00    $1.00    $1.00   $1.00

Total Return (%)                              4.89     4.90     5.15     4.88     5.32      4.63     4.64     4.88     4.62    5.06

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ millions)                             513      418      419      421      309       174      163      113       66      33
    Ratio of Expenses to Average Net
      Assets (%)                              0.56     0.57     0.58     0.60     0.61      0.81     0.81     0.83     0.85    0.86
    Ratio of Net Investment Income to
      Average Net Assets (%)                  4.80     4.79     5.03     4.78     5.23      4.53     4.51     4.77     4.53    4.84

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net
      Assets (%)                              0.56     0.56     0.57     0.60     0.60      0.81     0.81     0.82     0.85    0.86

See accompanying notes to financial statements.

                                PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            ORIGINAL SHARES                                SERVICE SHARES

                                                         YEAR ENDED MARCH 31,                           YEAR ENDED MARCH 31,
                                              2000     1999     1998     1997     1996       2000     1999     1998    1997    1996
Net Asset Value, Beginning of Period         $1.00    $1.00    $1.00    $1.00    $1.00      $1.00    $1.00    $1.00   $1.00   $1.00

Income from Investment Operations:
   Net investment income                      0.03     0.03     0.03     0.03     0.03       0.03     0.03     0.03    0.03    0.03

Less Distributions:
   Dividends from net investment
     income                                  (0.03)   (0.03)   (0.03)   (0.03)   (0.03)     (0.03)   (0.03)   (0.03)  (0.03)  (0.03)

Net Asset Value, End of Period               $1.00    $1.00    $1.00    $1.00    $1.00      $1.00    $1.00    $1.00   $1.00   $1.00

Total Return (%)                              2.95     2.91     3.08     3.00     3.37       2.70     2.65     2.83    2.75    3.11

Ratios/Supplemental Data
   Net Assets, End of Period
     ($ millions)                              100       83       77       91      125         51       48       37      26      18
   Ratio of Expenses to Average Net
     Assets (%)                               0.52     0.54     0.63     0.55     0.54       0.77     0.79     0.88    0.80    0.80
   Ratio of Net Investment Income to
     Average Net Assets (%)                   2.93     2.85     3.04     2.97     3.32       2.66     2.64     2.79    2.70    2.97

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of Expenses to Average Net
     Assets (%)                               0.52     0.53     0.63     0.55     0.54       0.77     0.78     0.88    0.80    0.80


See accompanying notes to financial statements.

                                PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            ORIGINAL SHARES                                 SERVICE SHARES

                                                        YEAR ENDED MARCH 31,                           YEAR ENDED MARCH 31,
                                              2000     1999     1998     1997     1996       2000     1999     1998    1997    1996
Net Asset Value, Beginning of Period         $1.00    $1.00    $1.00    $1.00    $1.00      $1.00    $1.00    $1.00   $1.00   $1.00

Income from Investment Operations:
    Net investment income                     0.05     0.04     0.05     0.05     0.05       0.04     0.04     0.05    0.04    0.05

Less Distributions:
    Dividends from net investment
      income                                 (0.05)   (0.04)   (0.05)   (0.05)   (0.05)     (0.04)   (0.04)   (0.05)  (0.04)  (0.05)

Net Asset Value, End of Period               $1.00    $1.00    $1.00    $1.00    $1.00      $1.00    $1.00    $1.00   $1.00   $1.00

Total Return (%)                              4.83     4.80     4.95     4.76     5.20       4.56     4.54     4.69    4.50    4.94

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ millions)                             166      140      101       66       74        293      214      150      83      12
    Ratio of Expenses to Average Net
      Assets (%)                              0.49     0.49     0.52     0.56     0.55       0.74     0.74     0.77    0.80    0.80
    Ratio of Net Investment Income to
      Average Net Assets (%)                  4.73     4.70     4.85     4.65     5.06       4.50     4.42     4.60    4.42    4.67

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees for the year ended
March 31, 1996 were:

    Ratio of Expenses to Average Net
      Assets (%)                               -        -        -        -       0.63        -        -        -       -      0.88
    Ratio of Net Investment Income to
      Average Net Assets (%)                   -        -        -        -       4.98        -        -        -       -      4.59

The expense ratios after giving effect to the waivers and the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net
      Assets (%)                              0.49     0.49     0.52     0.55     0.54       0.74     0.74     0.77    0.79    0.79


See accompanying notes to financial statements.

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

     This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

     For the fiscal year ended March 31, 2000, the Federal tax status of the total amount of dividends paid by each of the investment portfolios comprising Cash Assets Trust is as follows:

               FUND                                     FEDERAL TAX STATUS

     Pacific Capital Cash Assets Trust               Ordinary dividend income
     Pacific Capital Tax-Free Cash Assets Trust      Exempt-interest dividends
     Pacific Capital U.S. Government Securities
             Cash Assets Trust                       Ordinary dividend income

     Prior to January 31, 2000, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 1999 CALENDAR YEAR.